Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2018
PROPERTY, PLANT AND EQUIPMENT
Summary of Property Plant and Equipment

The following table shows property, plant and equipment as of December 31, 2018 and 2017:

	As of December 31,
	2018	2017
Classes of Property, Plant and Equipment, Net	ThCh$	ThCh$
Property, Plant and Equipment, Net	5,308,647,633	3,585,687,137
Construction in progress	862,274,093	666,590,543
Land	74,753,283	67,485,380
Buildings	384,027,047	12,793,641
Generation Plant and equipment	3,143,869,929	2,080,903,064
Network infrastructure	764,095,247	683,120,815
Fixtures and fittings	61,973,362	56,284,762
Other property, plant and equipment under financial lease	17,654,672	18,508,932

	2018	2017
Classes of Property, Plant and Equipment, Gross	ThCh$	ThCh$
Property, Plant and Equipment, Gross	8,747,182,818	6,726,796,186
Construction in progress	862,274,093	666,590,543
Land	74,753,283	67,485,380
Buildings	470,833,768	28,382,234
Generation Plant and equipment	5,824,130,347	4,636,175,749
Network infrastructure	1,318,208,218	1,151,951,280
Fixtures and fittings	168,223,078	147,450,968
Other property, plant and equipment under financial lease	28,760,031	28,760,032

Classes of Accumulated Depreciation and Impairment in Property, Plant and Equipment	2018	2017
	ThCh$	ThCh$
Total Accumulated Depreciation and Impairment in Property, Plant and Equipment	(3,438,535,185)	(3,141,109,049)
Buildings	(86,806,721)	(15,588,593)
Generation Plant and equipment	(2,680,260,418)	(2,555,272,685)
Network infrastructure	(554,112,971)	(468,830,465)
Fixtures and fittings	(106,249,716)	(91,166,206)
Other property, plant and equipment under financial lease	(11,105,359)	(10,251,100)

Summary of Changes in Property Plant and Equipment

The detail and changes in property, plant, and equipment at December 31, 2018 and 2017, are as follows:

	Construction in progress	Land	Buildings	Generation Plant and Equipment	Network infrastructure	Fixtures and Fittings	Other Property, Plant and Equipment under Financial Lease	Property, Plant and Equipment, Net
Changes in 2018	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Opening balance January 1, 2018	666,590,543	67,485,380	12,793,641	2,080,903,064	683,120,815	56,284,762	18,508,932	3,585,687,137
Changes:
Increases other than from business combinations	321,183,398	5,893,739	1,000,411	1,638,436	2,455	1,079,102	—	330,797,541
Acquisitions through business combinations	44,088,988	623,052	329,152,208	941,871,560	47,727,579	2,018,760	368,008	1,365,850,155
Increases (decreases) from exchange differences, net	14,849,366	50,004	46,040,633	128,411,179	6,928,376	1,320,949	22,471	197,622,978
Depreciation (1)	—	—	(13,795,237)	(149,266,709)	(32,011,964)	(7,040,907)	(857,075)	(202,971,892)
Increases (decreases) from transfers and other changes	(193,895,804)	—	12,450,092	146,447,942	32,105,004	2,914,698	(21,932)	—
Increases (decreases) for transfers	(193,895,804)	—	12,450,092	146,447,942	32,105,004	2,914,698	(21,932)	—
Disposals and removals from service	—	(5,411)	—	(90,513)	(1,132,103)	(1)	—	(1,228,028)
Disposals	—	—	—	(90,513)	(436,956)	—	—	(527,469)
Removals from service	—	(5,411)	—	—	(695,147)	(1)	—	(700,559)
Other increases (decreases)	9,457,602	706,519	(3,614,701)	(7,957,859)	27,355,085	5,395,999	(365,732)	30,976,913
Argentina Hyperinflationary Effect	—	—	—	1,912,829	—	—	—	1,912,829
Total changes	195,683,550	7,267,903	371,233,406	1,062,966,865	80,974,432	5,688,600	(854,260)	1,722,960,496
Closing balance December 31, 2018	862,274,093	74,753,283	384,027,047	3,143,869,929	764,095,247	61,973,362	17,654,672	5,308,647,633

	Construction in progress	Land	Buildings	Generation Plant and Equipment	Network infrastructure	Fixtures and Fittings	Other Property, Plant and Equipment under Financial Lease	Property, Plant and Equipment, Net
Changes in 2017	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Opening balance January 1, 2017	688,387,124	66,868,119	13,020,474	2,033,720,809	613,443,219	41,325,699	19,363,190	3,476,128,634
Changes:
Increases other than from business combinations	281,007,995	—	—	—	—	2,811,255	—	283,819,250
Increases (decreases) from exchange differences, net	(101,444)	(25,624)	(44,699)	(336,622)	—	(83,651)	—	(592,040)
Depreciation (1)	—	—	(717,851)	(107,292,353)	(32,061,242)	(4,947,361)	(854,258)	(145,873,065)
Increases (decreases) from transfers and other changes	(273,509,759)	776,933	439,284	155,711,630	99,419,024	17,162,888	—	—
Increases (decreases) from transfers from constructions in progress	(273,509,759)	776,933	439,284	155,711,630	99,419,024	17,162,888	—	—
Disposals and removals from service	(30,255,180)	(31,447)	(154,623)	(1,704,924)	(1,023,777)	(22,280)	—	(33,192,231)
Disposals	(5,099,800)	(31,447)	—	(435,327)	(18,555)	—	—	(5,585,129)
Removals from service	(25,155,380)	—	(154,623)	(1,269,597)	(1,005,222)	(22,280)	—	(27,607,102)
Other increases (decreases)	1,061,807	(102,601)	251,056	804,524	3,343,591	38,212	—	5,396,589
Total changes	(21,796,581)	617,261	(226,833)	47,182,255	69,677,596	14,959,063	(854,258)	109,558,503
Closing balance December 31, 2017	666,590,543	67,485,380	12,793,641	2,080,903,064	683,120,815	56,284,762	18,508,932	3,585,687,137
(1)	See Note 31.

Schedule of Future Lease Payments Finance Leases

	As of December 31,
	2018			2017
	Gross	Interest	Present Value	Gross	Interest	Present Value
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Less than one year	2,779,080	612,806	2,166,274	2,459,000	659,212	1,799,788
From one to five years	13,284,596	974,420	12,310,176	9,836,000	1,244,808	8,591,192
More than five years	—	—	—	4,377,544	159,610	4,217,934
Total	16,063,676	1,587,227	14,476,450	16,672,544	2,063,630	14,608,914

Schedule of Total Future Lease Payments

As of December 31, 2018 and 2017, the total future lease payments under those contracts are as follows:

	As of December 31,
	2018	2017
	ThCh$	ThCh$
Less than one year	3,234,700	1,975,728
From one to five years	10,943,060	6,954,425
More than five years	33,237,374	1,345,183
Total	47,415,134	10,275,337